Oct. 05, 2018
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated October 31, 2017

Prospectus dated February 28, 2018

Prospectus dated April 30, 2018

Prospectus dated June 20, 2018

Prospectus dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.